Provisions - Additional Information (Details) - GBP (£)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provisions [Line Items]
Provision	£ 58,000
Legal Proceedings [member] | U.K. [member]
Disclosure Of Provisions [Line Items]
Provision		£ 3,000,000
Legal Proceedings [member] | Germany [member]
Disclosure Of Provisions [Line Items]
Provision		1,100,000
Dilapidations [member]
Disclosure Of Provisions [Line Items]
Provision	£ 58,000	£ 46,000